UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    ----------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - 99.9%

                AEROSPACE & DEFENSE - 0.8%
       34,915   AAR Corp.* .....................................   $     832,374
        6,605   Ceradyne, Inc.* ................................         271,399
        7,707   Rockwell Collins, Inc. .........................         422,652
                                                                   -------------
                                                                       1,526,425
                                                                   -------------
                AIR FREIGHT & LOGISTICS - 0.3%
       13,395   C.H. Robinson Worldwide, Inc. ..................         597,149
                                                                   -------------
                AIRLINES - 0.1%
       24,975   World Air Holdings, Inc.* ......................         224,775
                                                                   -------------
                AUTO COMPONENTS - 0.9%
       22,007   Drew Industries, Inc.* .........................         555,897
       52,701   LKQ Corp.* .....................................       1,157,841
                                                                   -------------
                                                                       1,713,738
                                                                   -------------
                AUTOMOBILES - 1.0%
       29,706   Harley-Davidson, Inc. ..........................       1,864,052
                                                                   -------------
                BEVERAGES - 2.7%
       33,634   Diageo PLC, Sponsored ADR ......................       2,389,359
       39,499   PepsiCo, Inc. ..................................       2,577,705
                                                                   -------------
                                                                       4,967,064
                                                                   -------------
                BIOTECHNOLOGY - 5.5%
       93,497   Amgen, Inc.* ...................................       6,687,840
       52,790   Gilead Sciences, Inc.* .........................       3,626,673
                                                                   -------------
                                                                      10,314,513
                                                                   -------------
                CAPITAL MARKETS - 0.4%
       45,231   TradeStation Group, Inc.* ......................         681,631
                                                                   -------------
                COMMERCIAL BANKS - 4.9%
       74,628   ABN AMRO Holding NV, Sponsored ADR .............       2,180,630
       46,706   Barclays PLC, Sponsored ADR ....................       2,371,264
       24,463   HSBC Holdings PLC, Sponsored ADR ...............       2,239,098
       58,158   Lloyds TSB Group PLC, Sponsored ADR ............       2,355,399
                                                                   -------------
                                                                       9,146,391
                                                                   -------------
                COMERCIAL SERVICES & SUPPLIES - 0.4%
       28,157   Healthcare Services Group, Inc. ................         708,430
                                                                   -------------
                COMMUNICATIONS EQUIPMENT - 3.7%
      278,739   Motorola, Inc. .................................       6,968,475
                                                                   -------------
                COMPUTERS & PERIPHERALS - 11.0%
      166,177   Apple Computer, Inc.* ..........................      12,800,614
       71,759   International Business Machines Corp. ..........       5,879,932
       36,276   SanDisk Corp.* .................................       1,942,217
                                                                   -------------
                                                                      20,622,763
                                                                   -------------
                CONSTRUCTION & ENGINEERING - 1.0%
       32,559   EMCOR Group, Inc.* .............................       1,785,536
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                DIVERSIFIED FINANCIAL SERVICES - 6.0%
      121,713   Citigroup, Inc. ................................   $   6,045,485
       55,945   ING Groep NV, Sponsored ADR ....................       2,460,461
       40,500   Moody's Corp. ..................................       2,647,890
                                                                   -------------
                                                                      11,153,836
                                                                   -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
       51,328   BT Group PLC, Sponsored ADR ....................       2,595,657
      118,090   Deutsche Telekom AG, Sponsored ADR .............       1,874,088
       67,060   Telecom Italia SPA, Sponsored ADR ..............       1,899,810
       43,586   Telefonica SA, Sponsored ADR ...................       2,258,191
                                                                   -------------
                                                                       8,627,746
                                                                   -------------
                ELECTRIC UTILITIES - 3.0%
       49,734   Enel SPA, Sponsored ADR ........................       2,269,362
        9,816   Exelon Corp. ...................................         594,261
        5,556   PPL Corp. ......................................         182,792
       52,125   Scottish Power PLC, ADR ........................       2,531,190
                                                                   -------------
                                                                       5,577,605
                                                                   -------------
                ELECTRICAL EQUIPMENT - 0.8%
       23,728   Encore Wire Corp.* .............................         837,361
       11,147   Lamson & Sessions (The) Company* ...............         265,522
        7,823   Rockwell Automation, Inc. ......................         454,516
                                                                   -------------
                                                                       1,557,399
                                                                   -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
       19,322   Brightpoint, Inc.* .............................         274,759
       25,653   Itron, Inc.* ...................................       1,431,437
                                                                   -------------
                                                                       1,706,196
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 4.6%
       32,569   Atwood Oceanics, Inc.* .........................       1,464,628
       51,879   BJ Services Company ............................       1,563,114
       29,225   Hornbeck Offshore Services, Inc.* ..............         979,038
       14,058   Patterson-UTI Energy, Inc. .....................         334,018
       74,264   TETRA Technologies, Inc.* ......................       1,794,218
       36,254   Veritas DGC Inc.* ..............................       2,386,238
                                                                   -------------
                                                                       8,521,254
                                                                   -------------
                FOOD & STAPLES RETAILING - 0.7%
       23,228   Pantry (The), Inc.* ............................       1,309,362
                                                                   -------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
       14,508   ICU Medical, Inc.* .............................         659,824
       27,346   Meridian Bioscience, Inc. ......................         642,905
                                                                   -------------
                                                                       1,302,729
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 3.3%
       33,128   Express Scripts, Inc.* .........................       2,500,833
       41,003   HealthExtras, Inc.* ............................       1,160,795
       15,563   Horizon Health Corp.* ..........................         237,647
       46,646   UnitedHealth Group, Inc. .......................       2,294,983
                                                                   -------------
                                                                       6,194,258
                                                                   -------------


Page 2          See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                HEALTH CARE TECHNOLOGY - 0.4%
        8,681   Cerner Corp.* ..................................   $     394,117
       13,103   Vital Images, Inc.* ............................         413,793
                                                                   -------------
                                                                         807,910
                                                                   -------------
                HOTELS, RESTAURANTS & LEISURE - 1.0%
       16,056   Darden Restaurants, Inc. .......................         681,898
       34,937   Papa John's International, Inc.* ...............       1,261,575
                                                                   -------------
                                                                       1,943,473
                                                                   -------------
                HOUSEHOLD DURABLES - 0.6%
       17,507   Garmin Ltd. ....................................         853,992
       29,809   Tarragon Corp. .................................         310,312
                                                                   -------------
                                                                       1,164,304
                                                                   -------------
                HOUSEHOLD PRODUCTS - 3.9%
        3,581   Clorox (The) Company ...........................         225,603
       12,351   Colgate-Palmolive Company ......................         766,997
      101,212   Procter & Gamble (The) Company .................       6,273,120
                                                                   -------------
                                                                       7,265,720
                                                                   -------------
                INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS - 0.2%
        6,872   TXU Corp. ......................................         429,637
                                                                   -------------
                INDUSTRIAL CONGLOMERATES - 1.6%
       33,493   3M Company .....................................       2,492,549
       12,040   McDermott International, Inc.* .................         503,272
                                                                   -------------
                                                                       2,995,821
                                                                   -------------
                INSURANCE - 2.5%
       31,462   Argonaut Group, Inc.* ..........................         976,266
      107,840   Progressive (The) Corp. ........................       2,646,394
       16,887   SAFECO Corp. ...................................         995,151
                                                                   -------------
                                                                       4,617,811
                                                                   -------------
                INTERNET SOFTWARE & SERVICES - 4.2%
       35,473   Digital Insight Corp.* .........................       1,040,068
       23,271   eCollege.com* ..................................         372,103
       16,227   Google Inc., Class A* ..........................       6,521,631
                                                                   -------------
                                                                       7,933,802
                                                                   -------------
                MACHINERY - 0.4%
       13,434   Columbus McKinnon Corp.* .......................         242,215
       12,747   Gehl Company* ..................................         341,365
       12,536   JLG Industries, Inc. ...........................         248,338
                                                                   -------------
                                                                         831,918
                                                                   -------------
                METALS & MINING - 0.3%
       26,501   Ryerson, Inc. ..................................         580,107
                                                                   -------------
                MULTI-UTILITIES - 1.3%
       40,329   National Grid Transco PLC, Sponsored ADR .......       2,528,225
                                                                   -------------
                MULTILINE RETAIL - 0.7%
       29,138   Nordstrom, Inc. ................................       1,232,537
                                                                   -------------


            See Notes to Quarterly Portfolio of Investments.              Page 3

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                OIL, GAS & CONSUMABLE FUELS - 11.7%
       21,278   Atlas America, Inc.* ...........................   $     908,145
       40,781   Chesapeake Energy Corp. ........................       1,181,833
       13,350   Crosstex Energy, Inc. ..........................       1,195,760
       18,418   Edge Petroleum Corp.* ..........................         303,345
       35,461   ENI SPA, Sponsored ADR .........................       2,110,284
       38,497   EOG Resources, Inc. ............................       2,504,230
      105,134   Exxon Mobil Corp. ..............................       7,054,491
        8,824   Helix Energy Solutions Group, Inc.* ............         294,722
       37,403   Occidental Petroleum Corp. .....................       1,799,458
       29,786   Peabody Energy Corp. ...........................       1,095,529
       66,946   Petrohawk Energy Corp.* ........................         694,900
       49,175   PetroQuest Energy, Inc.* .......................         512,895
       18,956   Southwestern Energy Company* ...................         566,216
       40,953   XTO Energy, Inc. ...............................       1,725,350
                                                                   -------------
                                                                      21,947,158
                                                                   -------------
                PHARMACEUTICALS - 1.1%
       17,591   Biovail Corp. ..................................         268,087
       50,900   Teva Pharmaceutical Industries Ltd.,
                   Sponsored ADR ...............................       1,735,181
                                                                   -------------
                                                                       2,003,268
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 6.9%
      235,848   Intel Corp. ....................................       4,851,393
       22,388   Intevac, Inc.* .................................         376,118
       10,883   Lam Research Corp.* ............................         493,326
       23,556   National Semiconductor Corp. ...................         554,273
       67,056   NVIDIA Corp.* ..................................       1,984,187
       21,938   Sigma Designs, Inc.* ...........................         327,973
       22,046   Standard Microsystems Corp.* ...................         626,547
      110,783   Texas Instruments, Inc. ........................       3,683,535
                                                                   -------------
                                                                      12,897,352
                                                                   -------------
                SOFTWARE - 1.5%
       24,869   Ansoft Corp.* ..................................         619,487
       18,452   Autodesk, Inc.* ................................         641,761
        5,821   Intergraph Corp.* ..............................         249,605
       23,983   Intuit, Inc.* ..................................         769,615
       24,787   Ultimate Software Group (The), Inc.* ...........         583,238
                                                                   -------------
                                                                       2,863,706
                                                                   -------------
                SPECIALTY RETAIL - 1.9%
       15,466   Dress Barn (The), Inc.* ........................         337,468
        8,371   Guess?, Inc.* ..................................         406,245
       36,846   Hibbett Sporting Goods, Inc.* ..................         964,628
       17,882   Jos. A. Bank Clothiers, Inc.* ..................         535,745
       56,178   Select Comfort Corp.* ..........................       1,229,175
                                                                   -------------
                                                                       3,473,261
                                                                   -------------
                TEXTILES, APPAREL & LUXURY GOODS - 0.5%
       21,810   Steven Madden, Ltd. ............................         855,824
                                                                   -------------


Page 4          See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - CONTINUED

                TRADING COMPANIES & DISTRIBUTORS - 0.4%
       12,088   Fastenal Company ...............................   $     466,234
        4,925   Watsco, Inc. ...................................         226,599
                                                                   -------------
                                                                         692,833
                                                                   -------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.5%
       12,098   NII Holdings, Inc.* ............................         752,012
       91,077   Vodafone Group PLC, Sponsored ADR ..............       2,082,020
                                                                   -------------
                                                                       2,834,032
                                                                   -------------
                TOTAL COMMON STOCKS ............................     186,970,026
                (Cost $177,949,549)                                -------------

                TOTAL INVESTMENTS - 99.9% ......................     186,970,026
                (Cost $177,949,549)

                NET OTHER ASSETS & LIABILITIES - 0.1% ..........         228,023
                                                                   -------------
                NET ASSETS - 100.0% ............................   $ 187,198,049
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

      ADR   American Depository Receipt


                See Notes to Quarterly Portfolio of Investments.          Page 5

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 99.1%

                AEROSPACE & DEFENSE - 9.3%
       28,637   Boeing (The) Company ...........................   $   2,258,027
                                                                   -------------
                AUTOMOBILES - 14.7%
      107,221   General Motors Corp. ...........................       3,566,170
                                                                   -------------
                COMPUTERS & PERIPHERALS - 8.4%
       24,735   International Business Machines Corp. ..........       2,026,786
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 8.6%
       41,959   Citigroup, Inc. ................................       2,084,104
                                                                   -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 11.1%
       82,787   AT&T, Inc. .....................................       2,695,545
                                                                   -------------
                HOUSEHOLD PRODUCTS - 8.9%
       34,889   Procter & Gamble (The) Company .................       2,162,420
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 10.1%
       36,241   Exxon Mobil Corp. ..............................       2,431,771
                                                                   -------------
                PHARMACEUTICALS - 21.1%
       63,005   Merck & Company, Inc. ..........................       2,639,910
       86,920   Pfizer, Inc. ...................................       2,465,051
                                                                   -------------
                                                                       5,104,961
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 6.9%
       81,305   Intel Corp. ....................................       1,672,444
                                                                   -------------
                TOTAL COMMON STOCKS ............................      24,002,228
                (Cost $21,752,943)                                 -------------

                TOTAL INVESTMENTS - 99.1% ......................      24,002,228
                (Cost $21,752,943)

                NET OTHER ASSETS & LIABILITIES - 0.9% ..........         222,070
                                                                   -------------
                NET ASSETS - 100.0% ............................   $  24,224,298
                                                                   =============

--------------------------------------------------------------------------------


Page 6          See Notes to Quarterly Portfolio of Investments.

THE DOW(SM) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 99.2%

                CHEMICALS - 10.1%
      100,308   Lubrizol (The) Corp. ...........................   $   4,587,085
      182,275   Lyondell Chemical Company ......................       4,624,317
                                                                   -------------
                                                                       9,211,402
                                                                   -------------
                COMMERCIAL BANKS - 9.7%
       72,882   Comerica, Inc. .................................       4,148,443
      126,907   Provident Bankshares Corp. .....................       4,701,904
                                                                   -------------
                                                                       8,850,347
                                                                   -------------
                COMMERCIAL SERVICES - 4.5%
      126,396   R.R. Donnelley & Sons Company ..................       4,166,012
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 4.8%
       94,485   JPMorgan Chase & Company .......................       4,437,016
                                                                   -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
       71,160   Windstream Corp. ...............................         938,600
                                                                   -------------
                ELECTRIC UTILITIES - 16.5%
      264,476   Duquesne Light Holdings, Inc. ..................       5,199,598
       63,526   Entergy Corp. ..................................       4,969,639
       88,881   FirstEnergy Corp. ..............................       4,964,893
                                                                   -------------
                                                                      15,134,130
                                                                   -------------
                FOOD & STAPLES RETAILING - 1.3%
       40,181   SUPERVALU, Inc. ................................       1,191,367
                                                                   -------------
                GAS UTILITIES - 12.0%
      111,138   Nicor, Inc. ....................................       4,752,261
      163,898   ONEOK, Inc. ....................................       6,193,705
                                                                   -------------
                                                                      10,945,966
                                                                   -------------
                HOUSEHOLD DURABLES - 4.8%
      313,131   La-Z-Boy, Inc. .................................       4,371,309
                                                                   -------------
                INSURANCE - 9.7%
       97,602   Cincinnati Financial Corp. .....................       4,690,752
       95,383   Unitrin, Inc. ..................................       4,213,067
                                                                   -------------
                                                                       8,903,819
                                                                   -------------
                MULTI-UTILITIES - 9.9%
      191,946   Energy East Corp. ..............................       4,552,959
      110,917   SCANA Corp. ....................................       4,466,628
                                                                   -------------
                                                                       9,019,587
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 6.1%
       72,069   Marathon Oil Corp. .............................       5,542,106
                                                                   -------------
                THRIFTS & MORTGAGE FINANCE - 4.6%
      189,288   Washington Federal, Inc. .......................       4,247,623
                                                                   -------------
                WIRELESS TELECOMMUNICATION SERVICES - 4.2%
       69,151   ALLTEL Corp. ...................................       3,837,880
                                                                   -------------
                TOTAL COMMON STOCKS ............................      90,797,164
                (Cost $86,491,546)                                 -------------


                See Notes to Quarterly Portfolio of Investments.          Page 7

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                                   -------------

                TOTAL INVESTMENTS - 99.2% ......................   $  90,797,164
                (Cost $86,491,546)

                NET OTHER ASSETS & LIABILITIES - 0.8% ..........         759,862
                                                                   -------------
                NET ASSETS - 100.0% ............................   $  91,557,026
                                                                   =============

--------------------------------------------------------------------------------


Page 8          See Notes to Quarterly Portfolio of Investments.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
   SHARES                                                               VALUE
--------------                                                     -------------

COMMON STOCKS - 97.7%

                HONG KONG - 30.2%
    2,460,349   BOC Hong Kong (Holdings) Ltd. ..................   $   5,526,639
    2,703,069   Cathay Pacific Airways Ltd. ....................       5,537,533
    1,688,378   CITIC Pacific Ltd. .............................       5,201,244
    2,553,103   COSCO Pacific Ltd. .............................       5,105,780
    3,000,518   Hang Lung Properties Ltd. ......................       6,408,788
                                                                   -------------
                                                                      27,779,984
                                                                   -------------
                UNITED KINGDOM - 31.7%
    1,242,821   BT Group PLC ...................................       6,236,329
    1,255,532   Compass Group PLC ..............................       6,305,988
      945,949   GKN PLC ........................................       5,087,605
    2,179,228   Royal & Sun Alliance Insurance Group PLC .......       6,079,594
    2,189,767   Vodafone Group PLC .............................       5,012,246
    1,521,889   Vodafone Group PLC, B Shares ...................         427,425
                                                                   -------------
                                                                      29,149,187
                                                                   -------------
                UNITED STATES - 35.8%
      196,571   AT&T, Inc. .....................................       6,400,352
      254,580   General Motors Corp. ...........................       8,467,331
      149,601   Merck & Company, Inc. ..........................       6,268,282
      206,380   Pfizer, Inc. ...................................       5,852,937
      159,879   Verizon Communications, Inc. ...................       5,936,307
                                                                   -------------
                                                                      32,925,209
                                                                   -------------
                TOTAL COMMON STOCKS ............................      89,854,380
                (Cost $78,879,879)                                 -------------

                TOTAL INVESTMENTS - 97.7% ......................      89,854,380
                (Cost $78,879,879)

                NET OTHER ASSETS & LIABILITIES - 2.3% ..........       2,151,268
                                                                   -------------
                NET ASSETS - 100.0% ............................   $  92,005,648
                                                                   =============

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

                Diversified Telecommunication Services .........           20.2%
                Pharmaceuticals ................................           13.2
                Automobiles ....................................            9.2
                Real Estate Management & Development ...........            7.0
                Hotels, Restaurants & Leisure ..................            6.9
                Insurance ......................................            6.6
                Airlines .......................................            6.0
                Commercial Banks ...............................            6.0
                Wireless Telecommunication Services ............            5.9
                Industrial Conglomerates .......................            5.7
                Transportation Infrastructure ..................            5.5
                Auto Components ................................            5.5
                Net Other Assets and Liabilities ...............            2.3

                                                                   ------------
                                                                          100.0%
                                                                   ============


                See Notes to Quarterly Portfolio of Investments.          Page 9

S&P TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - 100.1%

                AEROSPACE & DEFENSE - 1.4%
        3,987   Rockwell Collins, Inc. .........................   $     218,647
                                                                   -------------
                AUTOMOBILES - 6.2%
       15,370   Harley-Davidson, Inc. ..........................         964,468
                                                                   -------------
                BEVERAGES - 8.6%
       20,434   PepsiCo, Inc. ..................................       1,333,523
                                                                   -------------
                BIOTECHNOLOGY - 3.6%
        8,124   Gilead Sciences, Inc.* .........................         558,119
                                                                   -------------
                COMPUTERS & PERIPHERALS - 0.0%
        3,764   Seagate Technology, Inc. (Escrow Shares) +* ....               0
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 8.9%
       20,953   Moody's Corp. ..................................       1,369,907
                                                                   -------------
                ELECTRIC UTILITIES - 2.6%
        5,076   Exelon Corp. ...................................         307,301
        2,877   PPL Corp. ......................................          94,653
                                                                   -------------
                                                                         401,954
                                                                   -------------
                ELECTRICAL EQUIPMENT - 1.5%
        4,048   Rockwell Automation, Inc. ......................         235,189
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 1.5%
        7,850   BJ Services Company ............................         236,521
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 8.9%
        2,580   Express Scripts, Inc.* .........................         194,764
       24,135   UnitedHealth Group, Inc. .......................       1,187,442
                                                                   -------------
                                                                       1,382,206
                                                                   -------------
                HOTELS, RESTAURANTS & LEISURE - 2.3%
        8,305   Darden Restaurants, Inc. .......................         352,713
                                                                   -------------
                HOUSEHOLD PRODUCTS - 3.3%
        1,852   Clorox (The) Company ...........................         116,676
        6,391   Colgate-Palmolive Company ......................         396,881
                                                                   -------------
                                                                         513,557
                                                                   -------------
                INDEPENDENT POWER PRODUCERS &
                  ENERGY TRADERS - 1.4%
        3,556   TXU Corp. ......................................         222,321
                                                                   -------------
                INDUSTRIAL CONGLOMERATES - 8.3%
       17,329   3M Company .....................................       1,289,624
                                                                   -------------
                INSURANCE - 12.2%
       55,797   Progressive (The) Corp. ........................       1,369,258
        8,737   SAFECO Corp. ...................................         514,871
                                                                   -------------
                                                                       1,884,129
                                                                   -------------
                MULTILINE RETAIL - 4.1%
       15,076   Nordstrom, Inc. ................................         637,715
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 8.5%
        5,823   EOG Resources, Inc. ............................         378,786
       19,354   Occidental Petroleum Corp. .....................         931,121
                                                                   -------------
                                                                       1,309,907
                                                                   -------------


Page 10         See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                    -------------

COMMON STOCKS - CONTINUED

                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 14.2%
       12,185   National Semiconductor Corp. ...................  $     286,713
       57,318   Texas Instruments, Inc. ........................      1,905,824
                                                                  -------------
                                                                      2,192,537
                                                                  -------------
                SOFTWARE - 2.6%
       12,410   Intuit, Inc.* ..................................        398,237
                                                                  -------------
                TOTAL COMMON STOCKS ............................     15,501,274
                (Cost $14,894,234)                                -------------

                TOTAL INVESTMENTS - 100.1% .....................     15,501,274
                (Cost $14,894,234)

                NET OTHER ASSETS & LIABILITIES - (0.1)% ........         (8,426)
                                                                  -------------
                NET ASSETS - 100.0% ............................  $  15,492,848
                                                                  =============

--------------------------------------------------------------------------------
      *     Non-income producing security.

      + Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.


                See Notes to Quarterly Portfolio of Investments.         Page 11

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 99.3%

                AIR FREIGHT & LOGISTICS - 6.4%
       10,109   C.H. Robinson Worldwide, Inc. ..................   $     450,659
                                                                   -------------
                BIOTECHNOLOGY - 15.4%
        6,212   Amgen, Inc.* ...................................         444,344
        9,294   Gilead Sciences, Inc.* .........................         638,498
                                                                   -------------
                                                                       1,082,842
                                                                   -------------
                COMPUTERS & PERIPHERALS - 13.5%
        6,871   Apple Computer, Inc.* ..........................         529,273
        7,834   SanDisk Corp.* .................................         419,432
                                                                   -------------
                                                                         948,705
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 3.6%
       10,605   Patterson-UTI Energy, Inc. .....................         251,975
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 6.2%
        5,813   Express Scripts, Inc.* .........................         438,823
                                                                   -------------
                HOUSEHOLD DURABLES - 9.2%
       13,211   Garmin Ltd. ....................................         644,433
                                                                   -------------
                INTERNET SOFTWARE & SERVICES - 6.7%
        1,168   Google Inc., Class A* ..........................         469,419
                                                                   -------------
                PHARMACEUTICALS - 5.5%
       11,345   Teva Pharmaceutical Industries Ltd.,
                  Sponsored ADR ................................         386,751
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 14.2%
        8,210   Lam Research Corp.* ............................         372,159
       21,157   NVIDIA Corp.* ..................................         626,036
                                                                   -------------
                                                                         998,195
                                                                   -------------
                SOFTWARE - 5.5%
       11,093   Autodesk, Inc.* ................................         385,815
                                                                   -------------
                TRADING COMPANIES & DISTRIBUTORS - 5.0%
        9,121   Fastenal Company ...............................         351,797
                                                                   -------------
                WIRELESS TELECOMMUNICATION SERVICES - 8.1%
        9,129   NII Holdings, Inc.* ............................         567,459
                                                                   -------------
                TOTAL COMMON STOCKS ............................       6,976,873
                (Cost $6,294,584)                                  -------------

                TOTAL INVESTMENTS - 99.3% ......................       6,976,873
                (Cost $6,294,584)

                NET OTHER ASSETS & LIABILITIES - 0.7% ..........          48,865
                                                                   -------------
                NET ASSETS - 100.0% ............................   $   7,025,738
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

      ADR   American Depository Receipt


Page 12         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 100.0%

                AEROSPACE & DEFENSE - 9.8%
        9,255   United Technologies Corp. ......................   $     586,304
                                                                   -------------
                COMMUNICATIONS EQUIPMENT - 10.8%
       26,310   Corning, Inc.* .................................         642,227
                                                                   -------------
                CONSUMER FINANCE - 8.9%
        6,719   Capital One Financial Corp. ....................         528,517
                                                                   -------------
                ELECTRIC UTILITIES - 10.1%
        9,907   Exelon Corp. ...................................         599,770
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 9.1%
       12,659   Omnicare, Inc. .................................         545,476
                                                                   -------------
                IT SERVICES - 10.1%
       12,682   Automatic Data Processing, Inc. ................         600,366
                                                                   -------------
                MEDIA - 10.0%
       29,938   Regal Entertainment Group, Class A .............         593,371
                                                                   -------------
                METALS & MINING - 10.3%
        7,257   Phelps Dodge Corp. .............................         614,668
                                                                   -------------
                PHARMACEUTICALS - 10.0%
        9,172   Johnson & Johnson ..............................         595,630
                                                                   -------------
                SOFTWARE - 10.9%
       20,336   Intuit, Inc.* ..................................         652,582
                                                                   -------------
                TOTAL COMMON STOCKS ............................       5,958,911
                (Cost $5,452,437)                                  -------------

                TOTAL INVESTMENTS - 100.0% .....................       5,958,911
                (Cost $5,452,437)

                NET OTHER ASSETS & LIABILITIES - 0.0% ..........             363
                                                                   -------------
                NET ASSETS - 100.0% ............................   $   5,959,274
                                                                   =============

--------------------------------------------------------------------------------
      *     Non-income producing security.


                See Notes to Quarterly Portfolio of Investments.         Page 13

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 100.2%

                AEROSPACE & DEFENSE - 1.4%
       15,556   Ceradyne, Inc.* ................................   $     639,196
                                                                   -------------
                COMMUNICATIONS EQUIPMENT - 8.7%
      153,467   Motorola, Inc. .................................       3,836,675
                                                                   -------------
                COMPUTERS & PERIPHERALS - 15.3%
       48,970   Apple Computer, Inc.* ..........................       3,772,159
       55,833   SanDisk Corp.* .................................       2,989,299
                                                                   -------------
                                                                       6,761,458
                                                                   -------------
                ELECTRICAL EQUIPMENT - 1.4%
       26,261   Lamson & Sessions (The) Company* ...............         625,537
                                                                   -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
       45,474   Brightpoint, Inc.* .............................         646,640
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 6.5%
       95,368   BJ Services Company ............................       2,873,438
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 7.1%
       41,444   Express Scripts, Inc.* .........................       3,128,608
                                                                   -------------
                HEALTH CARE TECHNOLOGY - 4.2%
       40,903   Cerner Corp.* ..................................       1,856,996
                                                                   -------------
                INDUSTRIAL CONGLOMERATES - 5.4%
       56,711   McDermott International, Inc.* .................       2,370,520
                                                                   -------------
                MACHINERY - 3.7%
       31,417   Columbus McKinnon Corp.* .......................         566,448
       54,638   JLG Industries, Inc. ...........................       1,082,379
                                                                   -------------
                                                                       1,648,827
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 22.7%
       67,779   Chesapeake Energy Corp. ........................       1,964,235
       27,143   EOG Resources, Inc. ............................       1,765,652
       40,678   Helix Energy Solutions Group, Inc.* ............       1,358,645
       50,956   Peabody Energy Corp. ...........................       1,874,162
       36,613   Southwestern Energy Company* ...................       1,093,630
       47,273   XTO Energy, Inc. ...............................       1,991,611
                                                                   -------------
                                                                      10,047,935
                                                                   -------------
                PHARMACEUTICALS - 2.8%
       82,873   Biovail Corp. ..................................       1,262,985
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 12.3%
      183,792   NVIDIA Corp.* ..................................       5,438,405
                                                                   -------------
                SOFTWARE - 1.5%
       15,112   Intergraph Corp.* ..............................         648,003
                                                                   -------------
                SPECIALTY RETAIL - 4.4%
       36,434   Dress Barn (The), Inc.* ........................         794,990
       23,688   Guess?, Inc.* ..................................       1,149,579
                                                                   -------------
                                                                       1,944,569
                                                                   -------------


Page 14         See Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    -------------

COMMON STOCKS - CONTINUED

                TRADING COMPANIES & DISTRIBUTORS - 1.3%
       12,432   Watsco, Inc. ...................................  $     571,996
                                                                  -------------
                TOTAL COMMON STOCKS ............................     44,301,788
                (Cost $45,685,046)                                -------------

                TOTAL INVESTMENTS - 100.2% .....................     44,301,788
                (Cost $45,685,046)

                NET OTHER ASSETS & LIABILITIES - (0.2)% ........        (68,390)
                                                                  -------------
                NET ASSETS - 100.0% ............................  $  44,233,398
                                                                  =============

--------------------------------------------------------------------------------
      *     Non-income producing security.


                See Notes to Quarterly Portfolio of Investments.         Page 15

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 99.2%

                CHEMICALS - 0.1%
           73   Arkema, Sponsored ADR* .........................   $       3,441
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 30.5%
        5,163   BJ Services Company ............................         155,561
        3,334   GlobalSantaFe Corp. ............................         166,667
        4,204   Grant Prideco, Inc.* ...........................         159,878
        5,754   Nabors Industries Ltd.* ........................         171,182
        2,960   National-Oilwell Varco Inc.* ...................         173,308
        6,983   Patterson-UTI Energy, Inc. .....................         165,916
        3,400   Unit Corp.* ....................................         156,298
        3,806   Weatherford International Ltd.* ................         158,786
                                                                   -------------
                                                                       1,307,596
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 68.6%
        2,699   Apache Corp. ...................................         170,577
        2,622   BP PLC, Sponsored ADR ..........................         171,951
        2,746   Chevron Corp. ..................................         178,106
        2,891   ConocoPhillips .................................         172,101
        2,962   ENI SPA, Sponsored ADR .........................         176,269
        2,618   Exxon Mobil Corp. ..............................         175,668
        4,718   Helix Energy Solutions Group, Inc.* ............         157,581
        2,306   Marathon Oil Corp. .............................         177,331
        3,825   Noble Energy, Inc. .............................         174,380
        3,734   Occidental Petroleum Corp. .....................         179,643
        4,126   Petro-Canada ...................................         166,402
        1,587   PetroChina Company Ltd., ADR ...................         170,841
        2,225   Petroleo Brasileiro S.A., ADR ..................         186,522
        2,612   Royal Dutch Shell PLC, Class A, ADR ............         172,653
        2,696   Total SA, Sponsored ADR ........................         177,774
        2,919   Valero Energy Corp. ............................         150,241
        4,220   XTO Energy, Inc. ...............................         177,789
                                                                   -------------
                                                                       2,935,829
                                                                   -------------

                TOTAL COMMON STOCKS ............................       4,246,866
                (Cost $3,120,249)                                  -------------

                TOTAL INVESTMENTS - 99.2% ......................       4,246,866
                (Cost $3,120,249)

                NET OTHER ASSETS & LIABILITIES - 0.8% ..........          34,869
                                                                   -------------
                NET ASSETS - 100.0% ............................   $   4,281,735
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

      ADR   American Depository Receipt


Page 16         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 99.3%

                CAPITAL MARKETS - 31.1%
        1,184   Affiliated Managers Group, Inc.* ...............   $     118,530
          796   Bear Stearns Companies (The), Inc. .............         111,520
        4,888   E*TRADE Financial Corp.* .......................         116,921
          742   Goldman Sachs Group (The), Inc. ................         125,524
        1,121   Legg Mason, Inc. ...............................         113,064
        1,712   Lehman Brothers Holdings, Inc. .................         126,448
        1,504   Merrill Lynch & Company, Inc. ..................         117,643
        1,765   Morgan Stanley .................................         128,686
        2,550   T. Rowe Price Group, Inc. ......................         122,018
                                                                   -------------
                                                                       1,080,354
                                                                   -------------
                COMMERCIAL BANKS - 13.4%
        3,612   U.S. BanCorp ...................................         119,991
        2,063   Wachovia Corp. .................................         115,115
        3,226   Wells Fargo & Company ..........................         116,717
        1,431   Zions Bancorporation ...........................         114,208
                                                                   -------------
                                                                         466,031
                                                                   -------------
                CONSUMER FINANCE - 6.4%
        2,096   American Express Company .......................         117,544
        1,305   Capital One Financial Corp. ....................         102,651
                                                                   -------------
                                                                         220,195
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 13.2%
        2,169   Bank of America Corp. ..........................         116,193
        2,312   Citigroup, Inc. ................................         114,837
        2,587   ING Groep NV, Sponsored ADR ....................         113,776
        2,406   JPMorgan Chase & Company .......................         112,986
                                                                   -------------
                                                                         457,792
                                                                   -------------
                INSURANCE - 26.3%
        2,407   AFLAC, Inc. ....................................         110,144
        1,938   Allstate (The) Corp. ...........................         121,571
        2,235   Chubb (The) Corp. ..............................         116,131
        3,202   Genworth Financial Inc., Class A ...............         112,102
        1,319   Hartford Financial Services Group (The), Inc. ..         114,423
        3,511   Manulife Financial Corp. .......................         113,265
        2,078   MetLife, Inc. ..................................         117,781
        1,436   Prudential Financial, Inc. .....................         109,495
                                                                   -------------
                                                                         914,912
                                                                   -------------
                THRIFTS & MORTGAGE FINANCE - 8.9%
        2,929   Countrywide Financial Corp. ....................         102,632
        2,433   IndyMac Bancorp, Inc. ..........................         100,142
        2,447   Washington Mutual, Inc. ........................         106,371
                                                                   -------------
                                                                         309,145
                                                                   -------------

                TOTAL COMMON STOCKS ............................       3,448,429
                (Cost $2,488,575)                                  -------------


                See Notes to Quarterly Portfolio of Investments.         Page 17

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


                                                                       MARKET
                                                                        VALUE
                                                                   -------------

                TOTAL INVESTMENTS - 99.3% ......................   $   3,448,429
                (Cost $2,488,575)
                NET OTHER ASSETS & LIABILITIES - 0.7% ..........          25,318
                                                                   -------------
                NET ASSETS - 100.0% ............................   $   3,473,747
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

      ADR   American Depository Receipt


Page 18         See Notes to Quarterly Portfolio of Investments.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       MARKET
    SHARES                                                              VALUE
--------------                                                     -------------

COMMON STOCKS - 97.8%

                BIOTECHNOLOGY - 15.9%
        1,639   Amgen, Inc.* ...................................   $     117,238
        2,308   Biogen Idec, Inc.* .............................         103,121
        1,779   Cephalon, Inc.* ................................         109,853
        6,234   SERONO SA, ADR .................................         133,969
                                                                   -------------
                                                                         464,181
                                                                   -------------
                PHARMACEUTICALS - 81.9%
        2,451   Abbott Laboratories ............................         119,020
          997   Allergan, Inc. .................................         112,272
        1,787   AstraZeneca PLC, Sponsored ADR .................         111,688
        2,142   Barr Pharmaceuticals, Inc.* ....................         111,255
        4,567   Biovail Corp. ..................................          69,601
        3,242   Endo Pharmaceuticals Holdings, Inc.* ...........         105,527
        2,513   Forest Laboratories, Inc.* .....................         127,183
        1,916   GlaxoSmithKline PLC, ADR .......................         101,989
        1,784   Johnson & Johnson ..............................         115,853
        2,592   Kos Pharmaceuticals, Inc.* .....................         128,097
        1,934   Lilly (Eli) & Company ..........................         110,238
        2,935   Merck & Company, Inc. ..........................         122,976
        5,345   Mylan Laboratories, Inc. .......................         107,595
        1,983   Novartis AG, ADR ...............................         115,887
        1,681   Novo Nordisk A/S, Sponsored ADR ................         125,268
        4,405   Pfizer, Inc. ...................................         124,926
        2,195   Sanofi-Aventis, ADR ............................          97,612
        5,618   Schering-Plough Corp. ..........................         124,101
        2,367   Shire Pharmaceuticals Group PLC,
                  Sponsored ADR ................................         116,906
        3,384   Teva Pharmaceutical Industries Ltd.,
                  Sponsored ADR ................................         115,361
        2,407   Wyeth ..........................................         122,372
                                                                   -------------
                                                                       2,385,727
                                                                   -------------

                TOTAL COMMON STOCKS ............................       2,849,908
                (Cost $2,448,867)                                  -------------

                TOTAL INVESTMENTS - 97.8% ......................       2,849,908
                (Cost $2,448,867)

                NET OTHER ASSETS & LIABILITIES - 2.2% ..........          62,954
                                                                   -------------
                NET ASSETS - 100.0% ............................   $   2,912,862
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

      ADR   American Depository Receipt


                See Notes to Quarterly Portfolio of Investments.         Page 19

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS - 93.5%

                COMMUNICATIONS EQUIPMENT - 15.4%
        1,907   Cisco Systems, Inc.* ...........................   $      43,861
        1,621   Corning, Inc.* .................................          39,569
        1,771   Motorola, Inc. .................................          44,275
        1,935   Nokia Corp., Sponsored ADR .....................          38,100
        1,078   QUALCOMM, Inc. .................................          39,185
                                                                   -------------
                                                                         204,990
                                                                   -------------
                COMPUTERS & PERIPHERALS - 21.8%
          610   Apple Computer, Inc.* ..........................          46,988
        1,803   Dell Inc.* .....................................          41,180
        1,137   Hewlett-Packard Company ........................          41,717
        1,920   Logitech International S.A., ADR* ..............          41,779
        1,111   Network Appliance, Inc.* .......................          41,118
          719   SanDisk Corp.* .................................          38,495
        1,732   Seagate Technology, Inc.* ......................          39,992
                                                                   -------------
                                                                         291,269
                                                                   -------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
        1,531   Jabil Circuit, Inc. ............................          43,741
                                                                   -------------
                INTERNET SOFTWARE & SERVICES - 5.3%
           93   Google Inc., Class A* ..........................          37,377
        1,338   Yahoo! Inc.* ...................................          33,825
                                                                   -------------
                                                                          71,202
                                                                   -------------
                IT SERVICES - 6.3%
          864   Fiserv, Inc.* ..................................          40,686
          901   Infosys Technologies Ltd., Sponsored ADR .......          43,005
                                                                   -------------
                                                                          83,691
                                                                   -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 21.6%
        2,408   Applied Materials, Inc. ........................          42,694
        1,443   Broadcom Corp., Class A* .......................          43,781
        2,063   Intel Corp. ....................................          42,436
        1,968   Marvell Technology Group Ltd.* .................          38,120
        1,221   Maxim Integrated Products, Inc. ................          34,273
        1,466   NVIDIA Corp.* ..................................          43,379
        1,294   Texas Instruments, Inc. ........................          43,025
                                                                   -------------
                                                                         287,708
                                                                   -------------
                SOFTWARE - 19.8%
        1,291   Adobe Systems, Inc.* ...........................          48,348
        1,128   Citrix Systems, Inc.* ..........................          40,845
        1,582   Microsoft Corp. ................................          43,236
        2,655   Oracle Corp.* ..................................          47,100
          746   SAP AG, Sponsored ADR ..........................          36,927
        2,223   Symantec Corp.* ................................          47,305
                                                                   -------------
                                                                         263,761
                                                                   -------------

                TOTAL COMMON STOCKS ............................       1,246,362
                (Cost $1,112,902)                                  -------------


                See Notes to Quarterly Portfolio of Investments.         Page 20

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      MARKET
                                                                       VALUE
                                                                   -------------

                TOTAL INVESTMENTS - 93.5% ......................   $   1,246,362
                (Cost $1,112,902)

                NET OTHER ASSETS & LIABILITIES - 6.5% ..........          85,979
                                                                   -------------
                NET ASSETS - 100.0% ............................   $   1,332,341
                                                                   =============

--------------------------------------------------------------------------------
        *   Non-income producing security.

      ADR   American Depository Receipt


                See Notes to Quarterly Portfolio of Investments.         Page 21

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEPTEMBER 30, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Defined Portfolio Fund, LLC (the "Registrant") offers twelve managed investment portfolios that may be divided into two general categories: Target Managed VIP Portfolio, The DOW(SM) Dart 10 Portfolio, The DOW(SM) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, and Value Line(R) Target 25 Portfolio (the "Strategy Funds"); and First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio (the "Sector Funds"), (each, a "Funds," collectively, the "Funds").

Each Fund determines the net asset value ("NAV") of its Membership Interests (each, an "Interest," collectively, the "Interests") daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Registrant's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.